No Load | Forward Tactical Enhanced Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - No Load Forward Tactical Enhanced Fund		Investor Class	Institutional Class
Management Fee	[1]	1.75%	1.75%
Distribution (12b-1) Fees	[1]	0.25%
Shareholder Services Fees	[1]	0.15%	0.05%
Other Expenses	[1][2]	0.41%	0.41%
Acquired Fund Fees and Expenses	[1][2]	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	2.60%	2.25%
Fee Waiver and/or Expense Reimbursement	[1][3]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.38%	2.03%
[1]	Restated to reflect current fees.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Expense Example - No Load Forward Tactical Enhanced Fund (USD $)	Investor Class	Institutional Class
1 Year	241	206
3 Years	787	682

Expense Example, No Redemption - No Load Forward Tactical Enhanced Fund (USD $)	Investor Class	Institutional Class
1 Year	241	206
3 Years	787	682